CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 1,985	$ 17,270	$ 2,340	$ 800	$ (21,513)	$ 882
Balance, shares at Dec. 31, 2018	2,028,552
Issuance of shares in rights offering, net	$ 1,979	1,313				3,292
Issuance of Share capital in rights offering, net, shares	2,351,716
Share-based compensation				141		141
Transaction with controlling shareholder				22		22
Comprehensive income (loss):
Foreign currency translation adjustments			139			139
Net Income (loss)					1,793	1,793
Balance at Dec. 31, 2019	$ 3,964	18,583	2,479	963	(19,720)	6,269
Balance, shares at Dec. 31, 2019	4,380,268
Issuance of shares in rights offering, net	$ 1,332	4,263				5,595
Issuance of Share capital in rights offering, net, shares	1,460,089
Share-based compensation				121		121
Comprehensive income (loss):
Foreign currency translation adjustments			674			674
Net Income (loss)					2,608	2,608
Balance at Dec. 31, 2020	$ 5,296	22,846	3,153	1,084	(17,112)	$ 15,267
Balance, shares at Dec. 31, 2020	5,840,357					5,840,357
Share-based compensation				203		$ 203
Comprehensive income (loss):
Foreign currency translation adjustments			563			563
Net Income (loss)					5,039	5,039
Balance at Dec. 31, 2021	$ 5,296	$ 22,846	$ 3,716	$ 1,287	$ (12,073)	$ 21,072
Balance, shares at Dec. 31, 2021	5,840,357					5,840,357